Document and Entity Information	Feb. 18, 2021
Cover [Abstract]
Entity Registrant Name	AIRGAIN INC
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001272842
Document Type	8-K
Document Period End Date	Feb. 18, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-37851
Entity Tax Identification Number	95-4523882
Entity Address, Address Line One	3611 Valley Centre Drive
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	(760)
Local Phone Number	579-0200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	AIRG
Entity Emerging Growth Company	true
Entity Ex Transition Period	false